Private Placements of Common Stock and Warrants - Warrants Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Private Placements of Common Stock and Warrants
Warrants outstanding beginning of period	259,910	73,248
Granted	115,582	201,771
Exercised	(3,000)	(6,207)
Forfeited, expired, and cancelled	(11,047)	(8,902)
Warrants outstanding at end of period	361,445	259,910	73,248
Warrants outstanding and exercisable	361,445
Outstanding at the beginning of the year (in dollars per share)	$ 0.37	$ 0.59
Granted	0.28	0.33
Exercised	0.10	0.63
Forfeited, expired, and cancelled	0.63	0.75
Outstanding at the end of the year (in dollars per share)	0.34	$ 0.37	$ 0.59
Warrants outstanding and exercisable	$ 0.34
Weighted average remaining contractual life in years	4 years 2 months 15 days	4 years 6 months 25 days	3 years 2 months 4 days
Weighted average remaining contractual life in years exercisable	4 years 2 months 15 days
Aggregate intrinsic value outstanding of beginning	$ 7,276	$ 352
Aggregate intrinsic value exercised	480	758
Aggregate intrinsic value outstanding of end period	2,697	$ 7,276	$ 352
Aggregate intrinsic value exercisable	$ 2,697